Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt

8. DEBT

Working Capital Line of Credit

During July 2013, the Company amended a loan and security agreement that provides for a working capital line of credit (the “Working Capital Line of Credit”). The Working Capital Line of Credit is collateralized by substantially all assets of the Company, excluding property and equipment. Certain covenants under the Working Capital Line of Credit restrict the Company’s ability to pay dividends or make other distributions with respect to the Company’s capital stock, other than dividends payable in shares of common stock. In January 2016, the Company amended the Working Capital Line of Credit to extend the term of the agreement to June 2016.

The Working Capital Line of Credit agreement initially provided for maximum borrowings of $8.0 million to be used to finance working capital, subject to a financial covenant of trailing three month Earnings before Interest, Taxes, Depreciation and Amortization (“EBITDA”) of $1.0 million. In July 2014, the Working Capital Line of Credit was amended to increase the maximum borrowing amount to $15.0 million. In addition, the July 2014 amendment added an adjusted quick ratio financial covenant. Beginning with the month ended June 30, 2014, and each month-end thereafter, the Company is required to maintain an adjusted quick ratio of 1.25 to 1.00. Payments are due in monthly interest-only installments at a rate of Silicon Valley Bank (“SVB”) Prime plus 0.5%, with the outstanding principal balance due at the maturity date.

The Company repaid the outstanding balance on the Working Capital Line of Credit in October 2014 and there was no amount due under the Working Capital Line of Credit as of December 31, 2015 or 2014.

In connection with the Working Capital Line of Credit, the Company issued two warrants. The first warrant was issued to purchase 135,000 shares of Series B redeemable convertible preferred stock at an exercise price of $1.4307 per share, which expires in April 2021 (the “Working Capital Line of Credit Series B Warrant”). The second warrant was issued to purchase 35,000 shares of Series C redeemable convertible preferred stock at an exercise price of $2.66874 per share, which expires in August 2022 (the “Working Capital Line of Credit Series C Warrant”). At the date of issuance, the fair value of the Working Capital Line of Credit Series B Warrant and the Working Capital Line of Credit Series C Warrant was recorded as a debt discount and a preferred stock warrant liability. The debt discount was fully amortized as of December 31, 2013.

Development Loan

During February 2011, the Company entered into a term loan facility with a finance agency for specific equipment and fixtures (the “Development Loan”). The Development Loan provides for maximum aggregate borrowings of up to $3.0 million, collateralized by certain property and equipment. Borrowings under this agreement bear interest at a rate of 6.25% per annum and interest-only payments were due through October 2013, at which time equal monthly principal and interest payments on the outstanding balance commenced and will continue through the maturity date in February 2018. As of December 31, 2014, the outstanding principal balance under this note, net of unamortized debt discounts, amounted to $2.1 million. As of December 31, 2014, the carrying value of the Development Loan approximated its fair value, based on Level 2 inputs (observable market prices in less than active markets), as the interest rate associated with the Development Loan was similar to current rates at which the Company could borrow funds. During the year ended December 31, 2015, the Company repaid the remaining outstanding balance of the Development Loan.

In connection with the Development Loan, the Company issued a warrant to purchase 75,000 shares of the Company’s Series B redeemable convertible preferred stock at an exercise price of $1.4307 per share, which expires in February 2021 (the “Development Loan Warrant”). At the date of issuance, the fair value of this warrant was recorded as a debt discount and a preferred stock warrant liability. During the years ended December 31, 2015 and 2014, the Company recorded amortization of the discount of $40,000 and $13,000, respectively, as a component of interest expense, net in the accompanying consolidated statements of operations.